Acquisitions/Divestitures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																	12 Months Ended					1 Months Ended							1 Months Ended									12 Months Ended							12 Months Ended							12 Months Ended	1 Months Ended
	Dec. 31, 2011 entity Y	Dec. 31, 2010 entity	Dec. 31, 2009 entity	Dec. 31, 2011 Completed technology Y	Dec. 31, 2010 Completed technology Minimum Y	Dec. 31, 2009 Completed technology Minimum Y	Dec. 31, 2010 Completed technology Maximum Y	Dec. 31, 2009 Completed technology Maximum Y	Dec. 31, 2011 Client relationships Y	Dec. 31, 2010 Client relationships Minimum Y	Dec. 31, 2009 Client relationships Minimum Y	Dec. 31, 2010 Client relationships Maximum Y	Dec. 31, 2009 Client relationships Maximum Y	Dec. 31, 2010 IPR and D Y	Dec. 31, 2009 Other intangible assets Minimum Y	Dec. 31, 2009 Other intangible assets Maximum Y	Dec. 31, 2011 Patents/trademarks	Dec. 31, 2011 Patents/trademarks Minimum Y	Dec. 31, 2010 Patents/trademarks Minimum Y	Dec. 31, 2011 Patents/trademarks Maximum Y	Dec. 31, 2010 Patents/trademarks Maximum Y	Jun. 30, 2011 TRIRIGA, Inc.	Nov. 30, 2010 Netezza Y	Dec. 31, 2010 Netezza	Nov. 10, 2010 Netezza	Dec. 31, 2010 Netezza Completed technology	Dec. 31, 2010 Netezza Client relationships	Dec. 31, 2010 Netezza IPR and D	Dec. 31, 2010 Netezza Patents/trademarks	Aug. 31, 2010 Sterling Commerce Y	Dec. 31, 2010 Sterling Commerce	Aug. 27, 2010 Sterling Commerce	Dec. 31, 2010 Sterling Commerce Completed technology	Dec. 31, 2010 Sterling Commerce Client relationships	Dec. 31, 2010 Sterling Commerce Patents/trademarks	Dec. 31, 2011 Other Acquisitions 2011	Dec. 31, 2011 Other Acquisitions 2011 Global Business Services	Dec. 31, 2011 Other Acquisitions 2011 Software.	Dec. 31, 2010 Other Acquisitions 2010 Y	Dec. 31, 2010 Other Acquisitions 2010 Completed technology	Dec. 31, 2010 Other Acquisitions 2010 Client relationships	Dec. 31, 2010 Other Acquisitions 2010 IPR and D	Dec. 31, 2010 Other Acquisitions 2010 Patents/trademarks	Dec. 31, 2010 Other Acquisitions 2010 Global Technology Services	Dec. 31, 2010 Other Acquisitions 2010 Global Business Services	Dec. 31, 2010 Other Acquisitions 2010 Systems and Technology entity	Dec. 31, 2010 Other Acquisitions 2010 Software. entity	Dec. 31, 2009 Other Acquisitions 2009 Y	Dec. 31, 2009 Other Acquisitions 2009 Completed technology	Dec. 31, 2009 Other Acquisitions 2009 Client relationships	Dec. 31, 2009 Other Acquisitions 2009 Other intangible assets	Dec. 31, 2009 Other Acquisitions 2009 Global Technology Services	Dec. 31, 2009 Other Acquisitions 2009 Software. entity	Oct. 31, 2009 SPSS, INC. (SPSS) Y	Dec. 31, 2009 SPSS, INC. (SPSS)	Oct. 02, 2009 SPSS, INC. (SPSS)	Dec. 31, 2009 SPSS, INC. (SPSS) Completed technology	Dec. 31, 2009 SPSS, INC. (SPSS) Client relationships	Dec. 31, 2009 SPSS, INC. (SPSS) Other intangible assets
Acquisitions:
Businesses acquired, number (in entities)	5	17	6
Percentage of business acquired (as a percent)	100.00%																					100.00%			100.00%							100.00%				100.00%			100.00%																	100.00%
Businesses acquired, aggregate cost	$ 1,849	$ 6,538	$ 1,471
Businesses acquired, cash consideration																									1,847							1,415																								1,177
Acquired intangible asset, weighted average useful life (in years)	6.9			7	3	4	7	7	7	2	5	7	7	5	1	7		1	1	7	7		6.9							6.9									6.4									6.5						7.0
Businesses acquired, privately held companies number																																														2	10						4
Businesses acquired, publicly held companies number																																															1
Current assets	251																							218							196								377									13							397
Fixed assets/noncurrent	88																							73							106								209									1							20
Goodwill	1,291																							1,410							1,032						14	1,277	2,312					32	252	375	1,653	255				10	246		748
Intangible assets				320					222								17									202	52	4	16				218	244	14					493	293	17	27						39	20	1						105	30	36
Total assets acquired	2,190																							1,975							1,810								3,728									330							1,336
Current liabilities	(191)																							(9)							(129)								(161)									(34)							(157)
Noncurrent liabilities	(150)																							(120)							(266)								(291)									0							(2)
Total liabilities assumed	(341)																							(128)							(395)								(452)									(35)							(160)
Total purchase price	$ 1,849																							$ 1,847							$ 1,415								$ 3,277									$ 295							$ 1,177
Expected percent of goodwill deductible for tax purposes (as a percent)	25.00%																																						10.00%